Leases - Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Leases [Abstract]
Right-of-use assets	¥ 1,054	$ 153	¥ 941
Current portion of lease liabilities	529	77	620
Non-current lease liabilities	¥ 239	$ 35	¥ 352